PROVISIONS, CONTINGENCIES AND COMMITMENTS - Tax Claims (Details) $ in Millions				1 Months Ended														3 Months Ended	12 Months Ended					60 Months Ended
	Dec. 31, 2018 USD ($)	May 17, 2016 USD ($)	Aug. 08, 2012 USD ($)	Jan. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 claim	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2007 USD ($)	Jul. 31, 2015 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Oct. 31, 2011 USD ($)
Disclosure of other provisions [line items]
Income tax payable	$ 184.0				$ 251.0			$ 184.0											$ 251.0	$ 184.0				$ 184.0
Provisions	2,534.0				2,991.0			2,534.0											2,991.0	2,534.0				2,534.0	$ 2,022.0
Tax claims
Disclosure of other provisions [line items]
Income tax payable					72.0														72.0
Provisions	120.0				$ 81.0			120.0											$ 81.0	$ 120.0				$ 120.0	$ 126.0
ArcelorMittal Brasil S.A. | Deductions for SUDENE Certificates
Disclosure of other provisions [line items]
Damages sought	$ 163.0		$ 6.0														$ 451.0
Damages sought, penalties accrued																										$ 77.0
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought		$ 138.0																$ 88.0
Number of tax assessments or claims | claim																		9						6
Lawsuit period																			20 years
ArcelorMittal Brasil S.A. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																						$ 456.0	$ 518.0
Tax assessment penalty																$ 141.0							266.0
ArcelorMittal Brasil S.A. | Tax Assessments Related to Amortization of Goodwill
Disclosure of other provisions [line items]
Damages sought								$ 151.0	$ 22.0
Possible write off of net operating loss carryforward														$ 239.0
ArcelorMittal Brasil S.A. | Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought											$ 0.3											65.0
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes
Disclosure of other provisions [line items]
Damages sought																								$ 52.0
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought																							$ 31.0
Number of tax assessments or claims | claim																							21
Number of unfavorable tax assessments or claims | claim																				15
Number of claims pending | claim					6							6
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of other provisions [line items]
Damages sought														$ 58.0	$ 41.0
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of other provisions [line items]
Reduction in tax assessment							$ 9.0						$ 18.0
ArcelorMittal Las Truchas | Tax claims
Disclosure of other provisions [line items]
Damages sought										$ 92.0												$ 87.0
Tax Year 2008 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																					$ 182.0
Tax Year 2007 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																					23.0
Tax Year 2009 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																					$ 28.0
Tax claims | ArcelorMittal Kryvyi Rih | Ukranian tax audit
Disclosure of other provisions [line items]
Damages sought						$ 313.0
Number of tax assessments or claims | claim				3
Reduction in tax assessment				$ 145.0